Revenue - Additional Information (Detail) - Ultragenyx collaboration agreement [Member] £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Disclosure Of Revenue From Contracts With Customers [Line Items]
Upfront Payment Received		£ 36.5	$ 50.0
Milestone payment to ultragenyx collaboration agreement deductions costs	£ 2.4
Milestone payment to ultragenyx collaboraation agreement deductions costs recognised	0.4	0.9
Milestone payment to ultragenyx collaboration agreement deductions costs yet to be recogised	£ 0.9	1.5		£ 1.3
Novartis [member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Milestone payment for regulatory and commercial achievements		£ 7.2	$ 10.0